Supplemental Balance Sheet Information - Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,835		$ 1,835		$ 1,120	$ 822
Less: accumulated depreciation	(776)		(776)		(617)	(437)
Property and equipment, net	1,059		1,059		503	385
Depreciation and amortization	70	$ 46	159	$ 132	180	133
Scientific equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,586		1,586		993	627
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	192		192		57	57
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31		31		27	17
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26		26		26	14
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0		$ 0		$ 17	$ 107